Document and Entity Information	Dec. 17, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Celularity Inc
Amendment Flag	false
Entity Central Index Key	0001752828
Document Type	8-K
Document Period End Date	Dec. 17, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-38914
Entity Tax Identification Number	83-1702591
Entity Address, Address Line One	170 Park Ave
Entity Address, City or Town	Florham Park
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07932
City Area Code	(847)
Local Phone Number	562-4300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	CELU
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	CELUW
Security Exchange Name	NASDAQ